Shareholder Report, Holdings (Details) - C000005442	Jun. 30, 2026
Top10HoldingT. Rowe Price Institutional Emerging Markets Equity FundBNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Top10HoldingT. Rowe Price Institutional High Yield Fund - Institutional ClassBNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Top10HoldingT. Rowe Price International Bond Fund (USD Hedged) - I ClassBNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Top10HoldingT. Rowe Price Emerging Markets Bond Fund - I ClassBNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Top10HoldingU.S. Treasury NotesBNY-91282CLJ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Other0BNY-26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	51.30%
0BNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	15.20%
0BNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	9.20%
0BNY-12803RAC8
Holdings [Line Items]
Percent of Net Asset Value	6.00%
0BNY-01F020679
Holdings [Line Items]
Percent of Net Asset Value	5.90%
0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
0BNY-97718UAC6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
0BNY-20753EAC0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
0BNY-26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	0.60%